February 26, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	TIFF Investment Program (the “Registrant”) Registration Nos. 33-73408 and 811-8234

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to disclose minor changes to the Constructed Index – a blended index used by TIFF Multi-Asset Fund for comparative purposes. The Registrant will be filing a post-effective amendment pursuant to Rule 485(b) on or about April 29, 2016 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.

Please do not hesitate to contact the undersigned at (617) 662-7193 if you have any questions regarding this filing.

Very truly yours,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Enclosures